UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-05808

 NAME OF REGISTRANT:                     Eaton Vance Prime Rate Reserves



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 255 State Street
                                         Boston, MA 02109

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Alan R. Dynner, Esq.
                                         255 State Street
                                         Boston, MA 02109

 REGISTRANT'S TELEPHONE NUMBER:          (617) 482-8260

 DATE OF FISCAL YEAR END:                11/30

 DATE OF REPORTING PERIOD:               07/01/2006 - 06/30/2007



 Eaton Vance Prime Rate Reserves
 Eaton Vance Prime Rate Reserves (the "Fund") is a feeder fund that invests exclusively in shares of Senior
 Debt Portfolio (the "Portfolio"), a master fund registered under the Investment Company Act of 1940.
 The proxy voting record of the Portfolio was filed on August 28, 2007  and can be found on the Securities and Exchange Commission's website (www.sec.gov). The Portfolio's CIK number is 933188 and its file number is 811-08876.


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Eaton Vance Prime Rate Reserves

By (Signature)       /s/ Scott H. Page

Name                 Scott H. Page

Title                President

Date                 08/29/2007